Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
The Company is committed to making rental payments under noncancelable operating leases covering various facilities and equipment. Future minimum lease payments required under noncancelable operating leases as of December 31, 2011 are as follows:

Year	Amount
2012	$136
2013	98
2014	66
2015	46
2016	24
Thereafter	119
$489

Schedule of Rent Expense	The Company incurred rent expense as follows:

	For the Year Ended December 31,
	2011	2010	2009
Gross rent expense	$173	$181	$195
Less: Sublease rent income	—	(3)	(3)
Net rent expense	$173	$178	$192

Schedule of Future Minimum Payments for Purchase Commitments and Licensing Fees	Future minimum payments for these purchase commitments and minimum licensing fees as of December 31, 2011 are as follows:

Year	Amount
2012	$48
2013	22
2014	11
2015	10
2016	9
Thereafter	253
$353